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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2008 (UNAUDITED)

                                                                               NUMBER OF
                                                                                SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 50.6%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 6.3%
Bed Bath & Beyond, Inc.                                                           108,625                    $    3,204 (a,h)
Carnival Corp.                                                                     66,134                         2,677 (h)
Comcast Corp. (Class A)                                                           215,971                         4,097 (h)
Kohl's Corp.                                                                       17,174                           737 (a)
Liberty Global, Inc. (Series C)                                                    33,904                         1,101 (a)
Liberty Media Entertainment Corp. (Series A)                                       71,644                         1,622 (a)
Lowe's Companies, Inc.                                                             74,045                         1,699
Omnicom Group, Inc.                                                                32,769                         1,448
The Cheesecake Factory                                                             17,603                           384 (a)
                                                                                                                 16,969

CONSUMER STAPLES - 3.9%
Alberto-Culver Co.                                                                 36,756                         1,007
Colgate-Palmolive Co.                                                              50,749                         3,954
Kimberly-Clark Corp.                                                                6,852                           442
PepsiCo, Inc.                                                                      59,580                         4,302
Procter & Gamble Co.                                                                4,318                           303
The Estee Lauder Companies Inc. (Class A)                                          11,652                           534
                                                                                                                 10,542

ENERGY - 5.2%
Apache Corp.                                                                        6,658                           804
Exxon Mobil Corp.                                                                  19,976                         1,690
Marathon Oil Corp.                                                                 26,632                         1,214
Schlumberger Ltd.                                                                  60,876                         5,296
Transocean, Inc.                                                                   37,120                         5,019
                                                                                                                 14,023

FINANCIALS - 6.5%
Alleghany Corp.                                                                       935                           319 (a)
American International Group, Inc.                                                 86,288                         3,732 (h)
CB Richard Ellis Group, Inc. (Class A)                                             81,029                         1,753 (a)
Citigroup, Inc.                                                                    93,185                         1,996
Federal National Mortgage Assoc.                                                   46,550                         1,225
Goldman Sachs Group, Inc.                                                           7,188                         1,189
HCC Insurance Holdings, Inc.                                                       22,755                           516
Metlife, Inc.                                                                      14,299                           862
State Street Corp.                                                                 63,051                         4,981 (e)
SunTrust Banks, Inc.                                                               17,278                           953
                                                                                                                 17,526

HEALTHCARE - 8.4%
Abbott Laboratories                                                                56,006                         3,089 (h)
Aetna, Inc.                                                                        38,183                         1,607 (h)
Amgen, Inc.                                                                        94,521                         3,949 (a)
Genentech Inc.                                                                     34,542                         2,804 (a)
Gilead Sciences, Inc.                                                              42,893                         2,210 (a)
Hologic, Inc.                                                                      13,316                           740 (a)
Medtronic, Inc.                                                                    61,291                         2,965
Resmed, Inc.                                                                       41,860                         1,766 (a)
UnitedHealth Group, Inc.                                                           97,740                         3,358
                                                                                                                 22,488

INDUSTRIALS - 3.4%
Dover Corp.                                                                        47,645                         1,991
Hexcel Corp.                                                                       44,878                           858 (a)
Monster Worldwide, Inc.                                                            33,700                           816 (a)
Textron, Inc.                                                                      76,287                         4,228
United Technologies Corp.                                                          15,774                         1,086
                                                                                                                  8,979

INFORMATION TECHNOLOGY - 13.9%
Automatic Data Processing, Inc.                                                    41,706                         1,768 (h)
Cisco Systems, Inc.                                                               229,715                         5,534 (a,h)
Corning Incorporated                                                               47,664                         1,146
Google, Inc. (Class A)                                                              2,331                         1,027 (a)
Intel Corp.                                                                       152,839                         3,237
Intuit Inc.                                                                        96,729                         2,613 (a)
Iron Mountain Incorporated                                                         39,948                         1,056 (a)
Microsoft Corp.                                                                   113,203                         3,213
Molex, Inc. (Class A)                                                              72,688                         1,589
Oracle Corp.                                                                      166,825                         3,263 (a)
Paychex, Inc.                                                                      85,095                         2,915
QUALCOMM, Inc.                                                                    136,127                         5,581
Western Union Co.                                                                 145,078                         3,086
Yahoo! Inc.                                                                        48,931                         1,416 (a)
                                                                                                                 37,444

MATERIALS - 1.8%
Allegheny Technologies Incorporated                                                29,716                         2,120
Monsanto Co.                                                                       23,780                         2,651
                                                                                                                  4,771

TELECOMMUNICATION SERVICES - 1.2%
NII Holdings Inc. (Class B)                                                       102,480                         3,257 (a)


TOTAL DOMESTIC EQUITY                                                                                           135,999
(COST $134,734)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 21.1%
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 20.6%

CONSUMER DISCRETIONARY - 1.1%
Accor S.A.                                                                            637                            47
Daimler AG (Regd.)                                                                  3,765                           323
Esprit Holdings Ltd.                                                               14,000                           168
Koninklijke Philips Electronics N.V.                                               26,301                         1,010
LVMH Moet Hennessy Louis Vuitton S.A.                                               2,226                           249
Renault S.A.                                                                        1,561                           173
Swatch Group AG                                                                     1,268                           340
Toyota Motor Corp.                                                                 11,646                           581
                                                                                                                  2,891

CONSUMER STAPLES - 1.9%
British American Tobacco PLC                                                        4,852                           182
Diageo PLC                                                                         38,449                           776
Groupe Danone                                                                      12,285                         1,103
Metro AG                                                                            4,363                           354
Nestle S.A. (Regd.)                                                                 3,246                         1,629
Shiseido Company Ltd.                                                              26,000                           688
Tesco PLC                                                                          63,438                           478
                                                                                                                  5,210

ENERGY - 2.5%
Acergy S.A.                                                                        23,716                           512
BG Group PLC                                                                       38,820                           900
Gazprom OAO ADR                                                                    10,908                           556
Paladin Energy Ltd.                                                                59,820                           278 (a)
Petroleo Brasileiro S.A. ADR                                                        7,269                           616
Saipem S.p.A.                                                                      28,739                         1,168
Suncor Energy, Inc.                                                                16,645                         1,604
Suncor Energy, Inc.                                                                 2,147                           208
Total S.A.                                                                         11,368                           847
                                                                                                                  6,689

FINANCIALS - 3.9%
Allianz AG (Regd.)                                                                    458                            91
AXA S.A.                                                                            9,301                           339
Banca Intesa S.p.A.                                                                83,901                           594
Banco Santander S.A. (Regd.)                                                       43,495                           870
Bank of Yokohama Ltd.                                                              39,605                           269
BNP Paribas                                                                         9,742                           986
CapitaLand Ltd.                                                                    58,000                           267
Credit Agricole S.A.                                                                9,650                           300
Kookmin Bank                                                                        5,077                           284
Lloyds TSB Group, PLC                                                              78,655                           705
Mitsubishi Estate Company Ltd.                                                     35,982                           875
Mitsubishi UFJ Financial Group, Inc.                                               96,152                           831
Nomura Holdings, Inc.                                                              64,168                           961
Prudential PLC                                                                     39,689                           525
Royal Bank of Scotland Group PLC                                                  114,871                           770
Sony Financial Holdings, Inc.                                                         117                           474
Sumitomo Realty & Development Company Ltd.                                          6,000                           106
Sun Hung Kai Properties Ltd.                                                       11,177                           173
Swiss Reinsurance                                                                     896                            79
Unibail-Rodamco (REIT)                                                              1,246                           322
UniCredit S.p.A                                                                   108,219                           727
                                                                                                                 10,548

HEALTHCARE - 0.7%
Cie Generale d'Optique Essilor International S.A.                                   3,504                           230
Roche Holding AG                                                                    8,523                         1,611
                                                                                                                  1,841

INDUSTRIALS - 3.5%
ABB Ltd. (Regd.)                                                                   28,234                           761
ACS Actividades de Construccion y Servicios S.A.                                    2,721                           155
Alstom                                                                              2,468                           537
Asahi Glass Company Ltd.                                                           28,003                           309
Brambles Ltd.                                                                      21,972                           200
CAE, Inc.                                                                         182,992                         2,074
Canadian National Railway Co.                                                       5,622                           273
China COSCO Holdings Company Ltd.                                                  71,000                           172
East Japan Railway Co.                                                                 79                           658
Group 4 Securicor PLC                                                              50,557                           227
Group 4 Securicor PLC                                                              47,171                           213
Komatsu Ltd.                                                                       12,358                           343
Larsen & Toubro Ltd.                                                                3,075                           230
Mitsubishi Heavy Industries Ltd.                                                   96,000                           411
Orascom Construction Industries                                                     4,147                           312
Orkla ASA                                                                          16,665                           211
Sandvik AB                                                                         27,841                           485
Schneider Electric S.A.                                                               983                           128
Siemens AG (Regd.)                                                                  8,118                           883
Suntech Power Holdings Company Ltd. ADR                                            10,654                           432 (a)
Vinci S.A.                                                                          5,531                           401
                                                                                                                  9,415

INFORMATION TECHNOLOGY - 2.0%
Ibiden Company Ltd.                                                                11,199                           441
Nidec Corp.                                                                         2,052                           126
Nintendo Company Ltd.                                                                 300                           155
Nokia Oyj                                                                          34,326                         1,090
Research In Motion Ltd.                                                            23,865                         2,678 (a)
Samsung Electronics Company Ltd.                                                      640                           403
Taiwan Semiconductor Manufacturing Company Ltd.                                   245,770                           510
                                                                                                                  5,403

MATERIALS - 2.4%
Anglo Platinum Ltd.                                                                 1,513                           222
Bayer AG                                                                           10,746                           864
BHP Billiton PLC                                                                   38,725                         1,151
Cameco Corp.                                                                        3,720                           123
Linde AG                                                                            5,225                           741
Novozymes (Series B)                                                                4,638                           436
Potash Corporation of Saskatchewan                                                  5,953                           925
Rio Tinto PLC (Regd.)                                                               6,191                           644
Syngenta AG                                                                         1,391                           409
Toray Industries Inc.                                                             136,999                           890
                                                                                                                  6,405

TELECOMMUNICATION SERVICES - 1.6%
America Movil S.A. de C.V. ADR (Series L)                                           9,512                           606 (h)
Hellenic Telecommunications Organization S.A.                                      18,603                           530
Mobile Telesystems OJSC ADR                                                           940                            71
MTN Group Limited                                                                  32,193                           487
Singapore Telecommunications Ltd.                                                 148,254                           421
Telenor ASA                                                                        64,203                         1,232
Vodafone Group Public Limited Co.                                                 344,755                         1,034
                                                                                                                  4,381

UTILITIES - 1.0%
E.ON AG                                                                             4,890                           909
National Grid PLC                                                                  25,639                           352
RWE AG                                                                              1,334                           165
Suez S.A.                                                                           8,600                           566
Veolia Environnement                                                                9,966                           697
                                                                                                                  2,689

TOTAL COMMON STOCK                                                                                               55,472
(COST $44,390)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.5%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                                  17,300                           175
Cia Vale do Rio Doce ADR                                                           37,879                         1,104 (h)

TOTAL PREFERRED STOCK                                                                                             1,279
(COST $589)

TOTAL FOREIGN EQUITY                                                                                             56,751
(COST $44,979)

                                                                                 PRINCIPAL
                                                                                  AMOUNT                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 23.5%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 3.2%
U.S. Treasury Bonds
4.50%                                               02/15/36                     $     70                      $     72
4.75%                                               02/15/37                        1,403                         1,506
U.S. Treasury Notes
3.63%                                               10/31/09 - 12/31/12             4,075                         4,253
4.25%                                               11/15/17                        2,145                         2,287
4.50%                                               11/15/10 - 05/15/17                88                            95
4.63%                                               11/15/09 - 02/15/17                55                            58
4.75%                                               08/15/17                          254                           281
                                                                                                                  8,552

FEDERAL AGENCIES - 0.6%
Federal Home Loan Mortgage Corp.
4.13%                                               12/21/12                          690                           717
4.88%                                               02/09/10                          960                         1,005
                                                                                                                  1,722

AGENCY MORTGAGE BACKED - 7.2%
Federal Home Loan Mortgage Corp.
4.50%                                               06/01/33 - 02/01/35               131                           126 (h)
5.00%                                               07/01/35 - 10/01/35               753                           747 (h)
5.50%                                               05/01/20 - 05/01/36               501                           505 (h)
6.00%                                               04/01/17 - 06/01/37               530                           550 (h)
6.50%                                               01/01/27 - 07/01/36               254                           268 (h)
7.00%                                               10/01/16 - 08/01/36                95                           101 (h)
7.50%                                               11/01/09 - 09/01/33                38                            40 (h)
8.00%                                               07/01/26 - 11/01/30                10                            10 (h)
8.50%                                               04/01/30 - 05/01/30                28                            31 (h)
6.00%                                               TBA                               415                           426 (c)
Federal National Mortgage Assoc.
4.00%                                               05/01/19 - 06/01/19               110                           107 (h)
4.50%                                               05/01/18 - 02/01/35               620                           609 (h)
5.00%                                               07/01/20 - 08/01/35               609                           603 (h)
5.00%                                               07/01/35                          262                           266 (h,i)
5.10%                                               08/01/35                          172                           176 (h,i)
5.26%                                               04/01/37                           81                            82 (i)
5.44%                                               04/01/37                            6                             6 (i)
5.50%                                               04/01/14 - 04/01/38             1,532                         1,558 (h)
5.52%                                               04/01/37                           69                            71 (i)
5.53%                                               04/01/37                           30                            31 (i)
5.56%                                               04/01/37                           80                            82 (i)
5.59%                                               04/01/37                           88                            90 (i)
5.62%                                               03/01/37 - 06/01/37               130                           133 (i)
5.66%                                               05/01/37                           52                            53 (i)
5.68%                                               04/01/37                           64                            66 (i)
5.70%                                               04/01/37                          129                           132 (i)
5.71%                                               04/01/37                          137                           141 (i)
5.84%                                               06/01/37                          167                           171 (i)
6.00%                                               02/01/14 - 03/01/38             1,829                         1,872 (h)
6.04%                                               10/01/37                          103                           106 (i)
6.50%                                               12/01/14 - 08/01/36             1,063                         1,102 (h)
7.00%                                               01/01/16 - 06/01/36               242                           256 (h)
7.50%                                               12/01/09 - 03/01/34                69                            72 (h)
8.00%                                               12/01/11 - 11/01/33                71                            78 (h)
8.50%                                               05/01/31                            4                             4 (h)
9.00%                                               06/01/09 - 12/01/22                28                            30 (h)
5.00%                                               TBA                             3,566                         3,544 (c)
5.50%                                               TBA                             2,744                         2,778 (c)
6.00%                                               TBA                               255                           261 (c)
6.50%                                               TBA                               325                           337 (c)
Government National Mortgage Assoc.
4.50%                                               08/15/33 - 09/15/34               196                           192 (h)
5.00%                                               08/15/33                           52                            52 (h)
6.00%                                               04/15/30 - 09/15/36                83                            86 (h)
6.50%                                               06/15/24 - 07/15/36               122                           130 (h)
7.00%                                               03/15/12 - 10/15/36               118                           124 (h)
7.50%                                               07/15/23 - 04/15/28                42                            44 (h)
8.00%                                               05/15/30                            2                             2 (h)
8.50%                                               10/15/17                           39                            42 (h)
9.00%                                               11/15/16 - 12/15/21                36                            38 (h)
5.50%                                               TBA                             1,060                         1,079 (c)
                                                                                                                 19,410

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Collateralized Mortgage Obligation Trust (Class B)
2.40%                                               11/01/18                            3                             3 (d,f,h)
Federal Home Loan Mortgage
4.96%                                               08/01/35                          227                           176 (d,f)
Federal Home Loan Mortgage Corp.
4.50%                                               04/15/13 - 03/15/19               267                            22 (d,g,h)
5.00%                                               04/15/14 - 12/01/34             1,742                           359 (d,g,h)
5.50%                                               04/15/17 - 06/15/33               211                            28 (d,g,h)
5.50%                                               04/15/26 - 12/15/36               115                           118
6.76%                                               12/15/33                           50                            47 (h,i)
7.50%                                               01/15/16                           13                            14 (h)
7.50%                                               07/15/27                           38                             8 (d,g,h)
8.00%                                               04/15/20                            2                             2 (h)
8.00%                                               02/01/23 - 07/01/24                 8                             2 (d,g,h)
9.68%                                               06/15/33                          244                           264 (h,i)
11.64%                                              11/15/37                          140                           110 (d,f)
44.12%                                              09/25/43                          481                             3 (d,g,h)
Federal Home Loan Mortgage STRIPS
4.98%                                               08/01/27                            1                             1 (d,f,h)
Federal National Mortgage Assoc.
3.85%**                                             05/25/37                            4                             - (d,g,i)
4.00%                                               02/25/28                            6                             6 (h)
4.50%                                               05/25/18                           46                             3 (d,g,h)
4.75%                                               11/25/14                           28                             1 (d,g,h)
4.90%                                               05/25/18                          755                            84 (d,g,h,i)
5.00%                                               02/25/32                           24                             1 (d,g,h)
5.00%                                               10/25/35                           45                            39
5.00%                                               09/25/42                          342                            45 (d,g,h,i)
5.10%                                               08/25/16                           34                             2 (d,g,h,i)
5.50%                                               03/25/29                          223                           228
8.00%                                               07/25/14                            7                             7 (h)
36.54%                                              12/25/42                          130                             4 (d,g,h)
Federal National Mortgage Assoc. (Class 1)
4.50%                                               09/01/35 - 01/01/36               405                            90 (d,g)
4.90%                                               07/01/34                          152                           116 (d,f)
Federal National Mortgage Assoc. (Class 2)
5.00%                                               09/01/33                          130                            30 (d,g)
5.50%                                               12/01/33                           49                            10 (d,g)
Federal National Mortgage Assoc. REMIC
4.50%                                               11/25/13                           42                             1 (d,g,h)
5.00%                                               10/25/22                           53                             7 (d,g,h)
10.89%                                              03/25/31                           96                           103 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
3.52%                                               12/25/22                            3                             3 (d,f,h)
Federal National Mortgage Assoc. STRIPS (Class 1)
5.02%                                               10/01/36                          720                           555 (d,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                               08/01/34                        1,327                           323 (d,g)
7.50%                                               11/01/23                           76                            23 (d,g,h)
8.00%                                               08/01/23 - 07/01/24                16                             4 (d,g,h)
8.50%                                               03/01/17 - 07/25/22                 6                             1 (d,g,h)
9.00%                                               05/25/22                            3                             1 (d,g,h)
                                                                                                                  2,844

ASSET BACKED - 2.3%
Bear Stearns Asset Backed Securities Trust
(Class A)
2.97%                                               01/25/34                           13                            12 (h,i)
Capital Auto Receivables Asset Trust (Class A)
4.10%                                               01/15/10                          140                           139 (b,d,i)
Capital One Master Trust (Class C)
6.70%                                               06/15/11                          100                           101 (b,h,r)
Carmax Auto Owner Trust
4.35%                                               03/15/10                           53                            53 (h)
Chase Funding Mortgage Loan Asset-Backed
Certificates
3.10%                                               03/25/32                           23                            21 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                               04/07/10                           59                            59 (h,r)
Countrywide Asset-Backed Certificates
3.46%                                               05/25/33                            6                             6 (h,i)
Countrywide Asset-Backed Certificates (Class A)
3.26%                                               04/25/32                           20                            18 (h,i)
Fleet Home Equity Loan Trust (Class A)
2.79%                                               01/20/33                           16                            13 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                               10/15/10                           62                            62 (h)
Mid-State Trust
7.54%                                               07/01/35                           12                            12 (h,r)
Peco Energy Transition Trust
6.52%                                               12/31/10                           45                            48 (h)
Residential Asset Mortgage Products, Inc.
2.84%                                               03/25/34                            3                             3 (h,i)
Residential Asset Mortgage Products, Inc. (Class A)
3.16%                                               06/25/32                           20                            20 (h,i)
Residential Asset Securities Corp.
3.10%                                               07/25/32                            8                             7 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                               07/25/30                           13                            13 (h)
Superior Wholesale Inventory Financing Trust
(Class A)
3.00%                                               06/15/10                        1,000                           997 (h,i)
Washington Mutual Master Note Trust
2.85%                                               05/15/14                        5,000                         4,556 (b,i)
Wells Fargo Home Equity Trust
3.97%                                               05/25/34                           23                            22 (h)
                                                                                                                  6,162

CORPORATE NOTES - 6.7%
Abbey National PLC
7.95%                                               10/26/29                           51                            56 (h)
AES Ironwood LLC
8.86%                                               11/30/25                          113                           123 (h)
American Electric Power Company, Inc. (Series C)
5.38%                                               03/15/10                          340                           348 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                               06/01/15                           35                            33 (h)
American International Group, Inc.
5.85%                                               01/16/18                          373                           361
American Railcar Industries, Inc.
7.50%                                               03/01/14                           25                            22 (h)
Amgen, Inc.
5.85%                                               06/01/17                           90                            90
Archer-Daniels-Midland Co.
6.45%                                               01/15/38                          353                           355
Arizona Public Service Co.
6.25%                                               08/01/16                           80                            77 (h)
AT&T, Inc.
4.13%                                               09/15/09                          155                           156
BAC Capital Trust VI
5.63%                                               03/08/35                           80                            67 (h)
Banco Mercantil del Norte S.A.
6.14%                                               10/13/16                          210                           206 (b,h)
Banco Santander Chile
5.38%                                               12/09/14                           79                            77 (b,h)
Bank of America Corp.
8.00%                                               12/29/49                          321                           321
Bear Stearns Companies Inc.
5.85%                                               07/19/10                          250                           241
6.95%                                               08/10/12                          855                           855
BellSouth Corp.
4.20%                                               09/15/09                           75                            76 (h)
6.55%                                               06/15/34                           75                            73 (h)
Bristol-Myers Squibb Co.
5.88%                                               11/15/36                           60                            58 (h)
British Telecommunications PLC
8.63%                                               12/15/10                           30                            33 (h)
Cadbury Schweppes US Finance LLC
3.88%                                               10/01/08                           75                            75 (b,h)
Capital One Bank
6.50%                                               06/13/13                           40                            40 (h)
Cargill Inc.
5.20%                                               01/22/13                          480                           484 (b)
6.00%                                               11/27/17                          605                           610 (b)
Carolina Power & Light Co.
5.15%                                               04/01/15                           40                            41 (h)
5.70%                                               04/01/35                           20                            19 (h)
6.13%                                               09/15/33                           35                            35 (h)
Chubb Corp.
6.00%                                               05/11/37                           75                            67 (h)
Citigroup Capital
8.30%                                               12/21/57                           56                            55
Citigroup, Inc.
5.13%                                               02/14/11                          120                           121 (h)
6.13%                                               11/21/17                           65                            65
Clarendon Alumina Production Ltd.
8.50%                                               11/16/21                          100                           101 (b,h)
COX Communications, Inc.
7.13%                                               10/01/12                           35                            37 (h)
7.75%                                               11/01/10                           70                            75 (h)
Credit Suisse
6.00%                                               02/15/18                          380                           379
CSX Transportation, Inc.
9.75%                                               06/15/20                            8                            10 (h)
CVS Caremark Corp.
5.75%                                               06/01/17                          446                           451
Daimler Finance North America LLC
4.05%                                               06/04/08                           50                            50 (h)
Diageo Capital PLC
5.20%                                               01/30/13                          247                           255
Dominion Resources, Inc. (Series B)
6.30%                                               09/30/66                          395                           356 (h)
Dover Corp.
6.50%                                               02/15/11                           55                            59 (h)
DP World Ltd.
6.85%                                               07/02/37                          200                           166 (b)
Duke Energy Carolinas LLC
5.38%                                               01/01/09                           60                            61 (h)
EI Du Pont de Nemours & Co.
4.88%                                               04/30/14                           60                            60 (h)
El Paso Electric Co.
6.00%                                               05/15/35                           45                            40
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                              07/19/13                           27                            29 (b,h)
Goldman Sachs Group, Inc.
5.95%                                               01/18/18                          234                           231
6.60%                                               01/15/12                          365                           387 (h)
GTE Corp.
7.51%                                               04/01/09                           55                            57 (h)
Hewlett-Packard Co.
5.50%                                               03/01/18                          337                           344
Hexion US Finance Corp/Hexion Nova Scotia Finance
ULC
9.75%                                               11/15/14                          160                           172
HSBC Bank USA NA
4.63%                                               04/01/14                          100                            96
HSBC Capital Funding LP
4.61%                                               12/31/49                          100                            88 (b,h,r)
HSBC Capital Funding LP (Series 1)
9.55%                                               12/31/49                           85                            91 (b,h,r)
HSBC Finance Corp.
6.75%                                               05/15/11                           50                            53
Hydro Quebec
8.50%                                               12/01/29                          120                           171 (h)
IIRSA Norte Finance Ltd.
8.75%                                               05/30/24                          112                           124 (b,h)
ING Capital Funding TR III
8.44%                                               12/29/49                           95                            93
ING Groep N.V.
5.78%                                               12/29/49                          375                           308
Intergen N.V.
9.00%                                               06/30/17                          435                           455 (b)
International Steel Group Inc.
6.50%                                               04/15/14                           75                            77
John Deere Capital Corp.
4.50%                                               04/03/13                           21                            21
JP Morgan Chase & Co.
7.00%                                               11/15/09                          110                           114 (h)
JP Morgan Chase Bank
5.88%                                               06/13/16                           75                            78
Kansas Gas & Electric
5.65%                                               03/29/21                           26                            25 (h)
Landsbanki Islands
3.79%                                               08/25/09                          100                            91 (b,h,i,r)
Lehman Brothers Holdings, Inc.
2.65%                                               12/23/08                           58                            56 (i)
3.98%                                               10/22/08                          128                           125 (i)
5.63%                                               01/24/13                          233                           225
LyondellBasell Industries AF SCA
8.38%                                               08/15/15                          125                            91 (b)
Marfrig Overseas Ltd.
9.63%                                               11/16/16                          100                            96 (b)
Markel Corp.
7.35%                                               08/15/34                           32                            33 (h,r)
McDonald's Corp.
5.80%                                               10/15/17                          254                           264
6.30%                                               03/01/38                          342                           346
Mediacom LLC/Mediacom Capital Corp.
9.50%                                               01/15/13                          145                           133 (h)
Metropolitan Life Global Funding I
4.25%                                               07/30/09                          105                           106 (b,h)
Midamerican Energy Holdings Co.
6.13%                                               04/01/36                           55                            53 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                               12/29/49                           95                            94 (r)
Munich Re America Corp. (Series B)
7.45%                                               12/15/26                           55                            60 (h)
Nakilat Inc.
6.27%                                               12/31/33                          100                            89 (b,h,r)
Nelnet, Inc.
5.13%                                               06/01/10                           65                            63 (h,r)
NGPL PipeCo LLC
7.12%                                               12/15/17                          259                           268 (b)
Norfolk Southern Corp.
6.00%                                               04/30/08                           50                            50 (h)
8.63%                                               05/15/10                          100                           110 (h)
Norfolk Southern Railway Co.
9.75%                                               06/15/20                           22                            29 (h)
Northeast Utilities (Series B)
3.30%                                               06/01/08                           35                            35 (h)
Northern States Power
6.25%                                               06/01/36                           30                            30 (h)
NorthWestern Corp.
5.88%                                               11/01/14                          100                           101 (h)
OPTI Canada Inc.
8.25%                                               12/15/14                           75                            74
Pacific Bell Telephone Co.
7.13%                                               03/15/26                           25                            26 (h)
Pacific Gas & Electric Co.
5.80%                                               03/01/37                          120                           113
PanAmSat Corp.
9.00%                                               08/15/14                          120                           121 (h)
Pemex Finance Ltd.
9.03%                                               02/15/11                           48                            52 (h)
Pemex Project Funding Master Trust
6.13%                                               08/15/08                            6                             6
7.88%                                               02/01/09                           28                            29
Petrobras International Finance Co.
5.88%                                               03/01/18                          124                           120
PNC Preferred Funding Trust I
6.52%                                               12/31/49                          270                           194 (b,r)
Potomac Edison Co.
5.35%                                               11/15/14                           40                            40 (h)
Public Service Company of Colorado
7.88%                                               10/01/12                           95                           108 (h)
Puget Sound Energy, Inc.
3.36%                                               06/01/08                           35                            35 (h)
5.48%                                               06/01/35                           55                            46 (h)
Puget Sound Energy, Inc. (Series A)
6.97%                                               06/01/67                          120                           107 (r)
Rabobank Capital Funding II
5.26%                                               12/31/49                           78                            67 (b,r)
Rede Empresas de Energia Eletrica S.A.
11.13%                                              04/02/49                          100                            91 (b)
Rock-Tenn Co.
8.20%                                               08/15/11                          160                           164
Royal Bank of Scotland Group PLC
5.00%                                               10/01/14                           70                            66 (h)
Sabine Pass LNG LP
7.25%                                               11/30/13                          110                           106
7.50%                                               11/30/16                          140                           135
Security Benefit Life Insurance
8.75%                                               05/15/16                           60                            65 (b,r)
Sierra Pacific Resources
8.63%                                               03/15/14                           80                            84
Southern Copper Corp.
7.50%                                               07/27/35                           20                            21
Sovereign Capital Trust VI
7.91%                                               06/13/36                          115                            94 (h,r)
Sprint Capital Corp.
7.63%                                               01/30/11                          204                           189
Standard Chartered Bank Hong Kong Ltd.
4.38%                                               12/03/14                           90                            90 (r)
Stewart Enterprises, Inc.
6.25%                                               02/15/13                           70                            65 (h)
Telecom Italia Capital S.A.
6.20%                                               07/18/11                           99                            99
Telefonica Emisiones SAU
5.86%                                               02/04/13                          375                           379
Tesco PLC
5.50%                                               11/15/17                          300                           306 (b)
Titan Petrochemicals Group Ltd.
8.50%                                               03/18/12                          100                            72 (b)
Transocean, Inc.
6.00%                                               03/15/18                          346                           354
Tronox Worldwide LLC
9.50%                                               12/01/12                          105                            90 (h)
UBS Preferred Funding Trust I
8.62%                                               10/29/49                           70                            70
Valspar Corp.
5.63%                                               05/01/12                           60                            60 (r)
Verizon Global Funding Corp.
7.25%                                               12/01/10                          105                           113
Verizon Pennsylvania, Inc.
8.35%                                               12/15/30                           40                            46 (h)
8.75%                                               08/15/31                           55                            66 (h)
Wachovia Corp. (Series K)
7.98%                                               12/31/49                          225                           221
Wal-Mart Stores, Inc.
5.80%                                               02/15/18                          214                           223
Weatherford International, Inc.
5.95%                                               06/15/12                           95                           100
Wells Fargo & Co.
5.63%                                               12/11/17                          125                           128
Wells Fargo Bank NA
5.95%                                               08/26/36                           80                            77
Westar Energy, Inc.
7.13%                                               08/01/09                          150                           157 (h)
Westlake Chemical Corp.
6.63%                                               01/15/16                          145                           127 (h)
                                                                                                                 17,898

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.3%
Banc of America Alternative Loan Trust
6.50%                                               07/25/35                           69                            65 (h)
Banc of America Commercial Mortgage Inc.
5.32%                                               09/10/47                           87                            85 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                               04/10/17                          100                            68 (r)
Banc of America Funding Corp.
5.74%                                               03/20/36                           50                            53 (h,i,r)
5.82%                                               02/20/36                          100                            94 (h,r)
Banc of America Mortgage Securities Inc. (Class B)
5.38%                                               01/25/36                           50                            37 (h,i)
Bear Stearns Commercial Mortgage Securities
5.41%                                               03/11/39                           39                            39 (h)
5.48%                                               10/12/41                          145                           142 (h)
5.53%                                               10/12/41                          145                           137 (h)
6.02%                                               02/14/31                           96                            96 (h)
Bear Stearns Commercial Mortgage Securities
(Class A)
5.66%                                               06/11/40                          800                           784
Bear Stearns Commercial Mortgage Securities
(Class D)
5.99%                                               09/11/42                           20                            12 (b,r)
Countrywide Alternative Loan Trust
5.98%                                               05/25/36                           24                            15 (h,r)
6.00%                                               03/25/36 - 08/25/36                96                            19 (h,r)
Countrywide Alternative Loan Trust (Class B)
6.00%                                               05/25/36 - 08/25/36                45                            11 (h,r)
Credit Suisse Mortgage Capital Certificates
5.47%                                               09/15/39                          128                           126 (h)
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                               02/25/36                           24                            16 (h,r)
CS First Boston Mortgage Securities Corp.
5.25%                                               08/25/34                           35                            34 (h)
5.33%                                               10/25/35                           44                            30 (h,r)
6.84%                                               07/15/37                        1,185                            23 (b,d,h,r)
DLJ Commercial Mortgage Corp.
6.24%                                               11/12/31                          231                           231 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                               05/15/35                          248                           248 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
6.73%                                               12/10/41                        1,713                            28 (d,h,r)
Greenwich Capital Commercial Funding Corp.
5.12%                                               04/10/37                           90                            89 (h)
Indymac INDA Mortgage Loan Trust
5.16%                                               01/25/36                          100                            64 (h,r)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                               01/25/36                          100                            85 (h,r)
JP Morgan Chase Commercial Mortgage Securities
Corp.
1.11%                                               01/12/39                          903                            24 (b,h,r)
6.20%                                               02/12/51                           30                            18 (b,r)
6.47%                                               11/15/35                           64                            66 (h)
LB-UBS Commercial Mortgage Trust
4.06%                                               09/15/27                          105                           103 (h)
6.23%                                               03/15/26                           87                            88 (h)
6.71%                                               01/18/12                        1,378                            29 (d,h,r)
10.04%                                              01/15/36                          488                            25 (b,d,h,r)
10.43%                                              10/15/35                          517                            19 (b,d,h,r)
11.38%                                              03/15/36                        1,269                            30 (b,d,h,r)
11.58%                                              02/15/40                        1,244                            22 (b,d,h,r)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                               07/14/16                           26                            27 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                               07/15/40                           50                            29 (r)
LB-UBS Commercial Mortgage Trust (Class X)
11.38%                                              12/15/39                        1,080                            16 (b,d,h,r)
MASTR Alternative Loans Trust
5.00%                                               08/25/18                           47                             7 (d,g,h)
6.50%                                               08/25/34 - 05/25/35               251                           236 (h)
Merrill Lynch Mortgage Trust (Class A)
5.61%                                               05/12/39                          300                           299 (h)
MLCC Mortgage Investors, Inc.
5.37%                                               02/25/36                           50                            42 (h)
Morgan Stanley Capital I
5.28%                                               12/15/43                           58                            56 (h)
5.33%                                               12/15/43                           58                            56 (h)
5.39%                                               11/12/41                          162                           129 (h)
5.44%                                               02/12/44                          500                           488 (b)
5.69%                                               04/15/49                          300                           295
5.71%                                               07/12/44                          100                            99 (h)
6.53%                                               03/15/31                          178                           179 (h)
Morgan Stanley Capital I (Class A)
5.36%                                               02/12/44                           74                            72
Morgan Stanley Dean Witter Capital I
7.20%                                               10/15/33                          165                           169 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                               03/15/30                           29                            29 (h)
Opteum Mortgage Acceptance Corp.
2.90%                                               02/25/35                          201                           177 (h,i)
Residential Accredit Loans, Inc.
6.00%                                               01/25/36                          242                           166 (h,r)
Residential Asset Securitization Trust (Class A)
3.00%                                               05/25/35                           92                            67 (h,i)
Structured Asset Securities Corp. (Class X) **
2.16%                                               02/25/28                           73                             -
Wachovia Bank Commercial Mortgage Trust
5.42%                                               04/15/47                          500                           488
Wells Fargo Mortgage Backed Securities Trust
5.50%                                               01/25/36 - 03/25/36               197                           135 (h)
                                                                                                                  6,316

SOVEREIGN BONDS - 0.1%
Government of Bahamas
6.63%                                               05/15/33                           50                            59 (b,h,r)
Government of Canada
7.50%                                               09/15/29                           90                           119
Government of Manitoba Canada
4.90%                                               12/06/16                           60                            64 (h)
Government of Panama
6.70%                                               01/26/36                           55                            56
                                                                                                                    298

TOTAL BONDS AND NOTES                                                                                            63,202
(COST $64,387)


------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.6%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                  30,485                           758 (p)
Industrial Select Sector SPDR Fund                                                 94,548                         3,536 (p)

TOTAL EXCHANGE TRADED FUNDS                                                                                       4,294
(COST $3,360)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.2%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                 377 (k)
(COST $483)

TOTAL INVESTMENTS IN SECURITIES                                                                                 260,623
(COST $247,943)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.8%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.6%
GE Money Market Fund Institutional Class
2.08%                                                                                                            12,357 (d,q)

                                                                               PRINCIPAL
                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENTS - 2.2%
Federal Home Loan Bank. Discount Notes
1.50%                                               04/01/08                   $    6,000                         6,000 (d)

TOTAL SHORT-TERM INVESTMENTS                                                                                     18,357
(COST $18,357)

TOTAL INVESTMENTS                                                                                               278,980
(COST $266,300)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.8)%                                                             (10,173)
                                                                                                           ------------

NET ASSETS - 100.0%                                                                                        $    268,807
                                                                                                           ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at March 31, 2008 (unaudited):

                                                                                                                   UNREALIZED
                                                                              NUMBER OF     CURRENT NOTIONAL     APPRECIATION/
DESCRIPTION                                             EXPIRATION DATE       CONTRACTS          VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Schatz Fut                                            June 2008             34            $5,630               $(41)
U.S. Treasury Notes 5Yr. Futures                           June 2008             34             3,884                  2

The Elfun Diversified Fund had the following Short futures contracts open at March 31, 2008 (unaudited):

                                                                                                                   UNREALIZED
                                                                              NUMBER OF     CURRENT NOTIONAL     APPRECIATION/
DESCRIPTION                                             EXPIRATION DATE       CONTRACTS          VALUE           DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 2 Yr. Futures                           June 2008              9            $(1,932)          $    4
U.S.Treasury Notes 10 Yr. Futures                          June 2008             10             (1,190)               -
                                                                                                                 ------
                                                                                                                 $  (35)
                                                                                                                 ======


** Amount is less than $500



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $9,601; $17,071 and $19,787; or 3.57%, 0.96%, and 5.39% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2008 (as a percentage of net assets) as follows:

         MBIA              11.28%
         AMBAC             10.90%
         FSA               10.47%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

+        Percentages are based on net assets as of March 31, 2008.

*        Less than 0.1%

**       Amount is less than $500



         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security



The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Diversified Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$208,187       $63,137        $7,657        $278,981
Other Financial
   Instruments  $    (36)      $-	      $-	    $    (36)

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$(7,828)	$-
   Accrued discounts/premiums		$   (61)	$-
   Realized gain (loss)			$   103 	$-
   Change in unrealized appreciation
                         (depreciation)	$   248 	$-
   Net purchases (sales)		$    27         $-
   Net transfers in and out of Level 3  $  (488)	$-
Balance at 3/31/08			$ 7,657         $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2008